Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2013	2014
	RMB	RMB	US$
Office furniture and equipment	9,792	33,112	5,337
Office computer equipment	22,538	56,089	9,040
Servers and network equipment	39,473	84,219	13,574
Software	9,613	17,030	2,745
Digital locks	—	4,551	733
Leasehold improvements	13,620	55,811	8,995

Total	95,036	250,812	40,424
Accumulated depreciation	(49,346)	(101,505)	(16,360)

Property and equipment, net	45,690	149,307	24,064